RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 15 - RELATED PARTY TRANSACTIONS

Entities related to two of the Company's Supervisory Board members provide legal services to the Company. Legal expense related to these services is $35, $47 and $58 for the years ended December 31, 2018, 2017 and 2016, respectively. Included in accounts payable on the accompanying consolidated balance sheets is $9 and $9 due for these services as of December 31, 2018 and 2017, respectively.

The Company engages the services of a related party to provide certain selling and management services to its technology segment. The Company incurred expenses of $715, $254 and $227 for such services for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, since April 2018, the related party serves as a board member of the Company and was paid an amount of $15 as board fees.

The Company engages the services of a related party to provide certain selling services to its technology segment. The Company incurred expenses of $110, $95 and $52 for such services for the years ended December 31, 2018, 2017 and 2016 respectively.

In November 2015, the Company engaged the services of a related party to provide internal audit services. The Company incurred expenses of $155, $114 and $112 for such services for the years ended December 31, 2018, 2017 and 2016, respectively.

In December 2015, the Supervisory Board approved an annual compensation for the Chairman of the Supervisory Board, a related party, of $60. In addition, as the Chairman of the Supervisory Board was not compensated for the last eleven years, a one-time grant of $660 was approved. In September 2016, the chairman of the Supervisory Board forgave $600 of this grant.  Annual compensation was reduced to $50.

In November and December 2016, the Company issued 2.8 million shares to certain directors and officers of the Company for a purchase price ranging from $0.40 - $0.45 per share.

In August 2017, the Company engaged the services of a related party to provide certain selling and administrative services to its technology segment. The Company incurred expenses of $103 and $39 for such services for the years ended December 31, 2018 and 2017, respectively. In addition, the related party serves as a board member of the Company, and was paid an amount of $15 as board fees.

In April 2018, the Company issued 3,350,000 shares to certain directors and officers of the Company for a purchase price of $0.66 per share. In December 2018, additional 750,000 shares were issued to two related parties for a price of $0.48 per share.

In May 2018, the Company engaged the services of a related party to provide certain administration services. The Company incurred expenses of $53 for such services for the year ended December 31, 2018.